Income Tax (Details) - Schedule of Deferred Income Tax Assets (liabilities) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Deferred Income Tax Assets Liabilities [Abstract]
Net deferred income tax liabilities, beginning of the year	$ (47,128)	$ (40,792)
Net deferred income tax liabilities, end of the year	(47,917)	(47,128)
Deferred income tax expense recognized in net income for the year	(4,685)	(5,028)
Deferred income tax expense recognized in other comprehensive income for the year	240	122
Foreign exchange impact	$ 3,656	$ (1,430)